Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2024
Registrant Name	dei_EntityRegistrantName	Federated Hermes Investment Series Funds, Inc.
CIK	dei_EntityCentralIndexKey	0000889388
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 24, 2025
Document Effective Date	dei_DocumentEffectiveDate	Jan. 28, 2025
Prospectus Date	rr_ProspectusDate	Jan. 31, 2025
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Federated Hermes Corporate Bond Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FDBAX
Federated Hermes Corporate Bond Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FDBCX
Federated Hermes Corporate Bond Fund | F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ISHIX
Federated Hermes Corporate Bond Fund | IS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FDBIX
Federated Hermes Corporate Bond Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FDBLX